FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston, MA  02109-3614
                                                   (617) 563-7000

                    August 21, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         The North Carolina Capital Management (the trust):

            Cash Portfolio and Term Portfolio (the funds)

            File No. 2-77169 and 811-3455

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary